Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets

Other assets consist of:

	2017	2016
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$689	$420
Long-term receivables [note 21[c]]	180	229
Pension overfunded status [note 17[a]]	23	21
Unrealized gain on cash flow hedges [note 21]	46	6
Other, net	21	43

	$959	$719